Commitments - Additional Information (Detail)																			12 Months Ended
	Dec. 09, 2021 CAD ($)	Dec. 07, 2021 CAD ($)	Jun. 29, 2021 CAD ($)	Jun. 15, 2021 CAD ($)	Feb. 01, 2021 CAD ($) ft²	Jan. 20, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Nov. 11, 2020 CAD ($) ft²	Sep. 22, 2020 CAD ($)	Sep. 08, 2020 CAD ($)	Aug. 31, 2020 CAD ($)	Jun. 04, 2020 CAD ($)	Apr. 08, 2020 CAD ($)	Jan. 22, 2020 CAD ($)	Jul. 01, 2019	Jan. 09, 2019 CAD ($)	Jan. 01, 2019 CAD ($)	Dec. 22, 2017 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2021 USD ($)	Jun. 21, 2021 CAD ($)	Mar. 12, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Aug. 04, 2020 CAD ($)	Jun. 30, 2020 CAD ($)	Jun. 30, 2019 CAD ($)	Jan. 11, 2019 CAD ($)	Jan. 09, 2019 USD ($)
Disclosure of performance obligations [line items]
Finance lease term																3 years		5 years
Finance lease monthly base rent per annum										$ 5,082	$ 24,743					$ 1,858		$ 1,252								$ 4,600	$ 4,350		$ 2,232
Finance lease expiration date								Mar. 01, 2021		Apr. 30, 2022	Feb. 28, 2026		Apr. 30, 2022			Jan. 09, 2022		Jul. 31, 2022
Finance lease commencement date								Jun. 01, 2021	Jan. 01, 2021	Oct. 01, 2020	Sep. 01, 2020		Apr. 15, 2020	Sep. 01, 2020				Aug. 01, 2017
Gross lease liabilities payable							$ 11,978,837	$ 1,084,533											$ 29,655,483	$ 11,978,837
Payment for finance lease deposit									$ 12,256
Finance lease security deposit							454,848	$ 222,249												454,848
Finance lease security deposit current							12,256												12,256	12,256
Finance lease option to extend									agreement includes an option to renew for two consecutive five-year periods.
Finance lease security deposit noncurrent							222,249												111,536	222,249
Finance lease number of equal payments																36 months
Finance lease monthly base rent payment commencement date											Apr. 01, 2021
Finance lease option to repurchase equipment on expiration																$ 10
Area of property | ft²								45,000
Finance lease early possession date option two								Jan. 11, 2021
Sublease Agreement Dated January First Two Thousand and Nineteen [Member]
Disclosure of performance obligations [line items]
Finance lease monthly base rent per annum																	$ 5,050
Production Equipment [Member]
Disclosure of performance obligations [line items]
Finance lease monthly base rent per annum												$ 19,974
Gross lease liabilities payable						$ 800,565
Payment for finance lease deposit						160,113						454,848
Finance lease security deposit						160,113
Finance lease remaining amount due						640,452
Patterson California [Member]
Disclosure of performance obligations [line items]
Finance lease security deposit current							410,189													410,189				$ 321,659
Kitchen and Retail Space [Member]
Disclosure of performance obligations [line items]
Finance lease monthly base rent per annum																	$ 3,950
Kitchen and Retail Space [Member] | Sublease Agreement Dated January First Two Thousand and Nineteen [Member]
Disclosure of performance obligations [line items]
Finance lease expiration date															Jun. 30, 2023		Jun. 30, 2023
Fixtures and Equipment [Member]
Disclosure of performance obligations [line items]
Finance lease monthly base rent per annum																	$ 350
Finance lease expiration date																	Jun. 30, 2023
Fixtures and Equipment [Member] | Sublease Agreement Dated January First Two Thousand and Nineteen [Member]
Disclosure of performance obligations [line items]
Finance lease expiration date																	Jun. 30, 2023
Restaurant Production Equipment [Member]
Disclosure of performance obligations [line items]
Finance lease number of equal payments																36 months
Vancouver BC [Member]
Disclosure of performance obligations [line items]
Finance lease term														10 days
Victoria BC [Member]
Disclosure of performance obligations [line items]
Finance lease security deposit																			2,565
Finance lease security deposit current							2,565													2,565
Victoria BC [Member] | Bottom of range [member]
Disclosure of performance obligations [line items]
Finance lease term																	4 years
Victoria BC [Member] | Top of range [member]
Disclosure of performance obligations [line items]
Finance lease term																	5 years
Victoria BC [Member] | Kitchen and Retail Space [Member] | Bottom of range [member] | Sublease Agreement Dated January First Two Thousand and Nineteen [Member]
Disclosure of performance obligations [line items]
Finance lease term																	4 years
Victoria BC [Member] | Kitchen and Retail Space [Member] | Top of range [member] | Sublease Agreement Dated January First Two Thousand and Nineteen [Member]
Disclosure of performance obligations [line items]
Finance lease term																	5 years
Victoria BC [Member] | Fixtures and Equipment [Member] | Bottom of range [member] | Sublease Agreement Dated January First Two Thousand and Nineteen [Member]
Disclosure of performance obligations [line items]
Finance lease term																	4 years
Victoria BC [Member] | Fixtures and Equipment [Member] | Top of range [member] | Sublease Agreement Dated January First Two Thousand and Nineteen [Member]
Disclosure of performance obligations [line items]
Finance lease term																	5 years
Not later than one year [member]
Disclosure of performance obligations [line items]
Finance lease monthly base rent per annum													$ 1,445												$ 1,445
Gross lease liabilities payable							829,121												2,195,487	829,121
Later than one year [member]
Disclosure of performance obligations [line items]
Gross lease liabilities payable								$ 1,084,533
Later than one year and not later than two years [member]
Disclosure of performance obligations [line items]
Finance lease monthly base rent per annum										$ 5,544			1,576
Gross lease liabilities payable					$ 94,320		872,234	870,061	$ 44,975										2,200,824	872,234
Later than one year and not later than two years [member] | Victoria BC [Member]
Disclosure of performance obligations [line items]
Payment for finance lease deposit													$ 2,565
From January first to June thirty two thousand and nineteen | Kitchen and Retail Space [Member] | Sublease Agreement Dated January First Two Thousand and Nineteen [Member]
Disclosure of performance obligations [line items]
Finance lease monthly base rent per annum																	$ 3,950
From July first thirty two thousand and nineteen to June thirty two thousand and twenty | Kitchen and Retail Space [Member] | Sublease Agreement Dated January First Two Thousand and Nineteen [Member]
Disclosure of performance obligations [line items]
Finance lease monthly base rent per annum																	4,350
From July first thirty two thousand and twenty to June thirty Two thousand and twenty one | Kitchen and Retail Space [Member]
Disclosure of performance obligations [line items]
Finance lease monthly base rent per annum																	4,600
From July first thirty two thousand and twenty to June thirty Two thousand and twenty one | Fixtures and Equipment [Member] | Sublease Agreement Dated January First Two Thousand and Nineteen [Member]
Disclosure of performance obligations [line items]
Finance lease monthly base rent per annum																	300
From July first thirty two thousand and twenty one to June thirty two thousand and twenty two | Kitchen and Retail Space [Member] | Sublease Agreement Dated January First Two Thousand and Nineteen [Member]
Disclosure of performance obligations [line items]
Finance lease monthly base rent per annum																	4,800
From July first thirty two thousand and twenty one to June thirty two thousand and twenty three | Kitchen and Retail Space [Member] | Sublease Agreement Dated January First Two Thousand and Nineteen [Member]
Disclosure of performance obligations [line items]
Finance lease monthly base rent per annum																	$ 5,050
From July first thirty two thousand and twenty one to June thirty two thousand and twenty three | Kitchen and Retail Space [Member] | Bottom of range [member]
Disclosure of performance obligations [line items]
Finance lease term																	4 years
From July first thirty two thousand and twenty one to June thirty two thousand and twenty three | Kitchen and Retail Space [Member] | Top of range [member]
Disclosure of performance obligations [line items]
Finance lease term																	5 years
From July first thirty two thousand and twenty one to June thirty two thousand and twenty three | Fixtures and Equipment [Member] | Sublease Agreement Dated January First Two Thousand and Nineteen [Member]
Disclosure of performance obligations [line items]
Finance lease monthly base rent per annum																	$ 350
From January first to June thirty thirty two thousand and twenty | Fixtures and Equipment [Member] | Sublease Agreement Dated January First Two Thousand and Nineteen [Member]
Disclosure of performance obligations [line items]
Finance lease monthly base rent per annum																	250
Later Than Nine Years And Not Later Than Ten Years [Member]
Disclosure of performance obligations [line items]
Gross lease liabilities payable									52,685
Later Than Five Years And Not Later Than Six Years [Member]
Disclosure of performance obligations [line items]
Gross lease liabilities payable									50,115
Later Than Seven Years And Not Later Than Eight Years [Member]
Disclosure of performance obligations [line items]
Gross lease liabilities payable									51,400
Later than three years and not later than four years [member]
Disclosure of performance obligations [line items]
Gross lease liabilities payable							819,345	948,546	47,545										2,119,397	819,345
Later than three years and not later than five years [member]
Disclosure of performance obligations [line items]
Gross lease liabilities payable					$ 100,608				$ 47,545
Later than five years and not later than seven years [member]
Disclosure of performance obligations [line items]
Gross lease liabilities payable								993,875
Later Than Eight Years And Not Later Than Nine Years [Member]
Disclosure of performance obligations [line items]
Gross lease liabilities payable								$ 1,039,204
From January One Two Thousand Nineteen to June Thirty Two Thousand [Member]
Disclosure of performance obligations [line items]
Finance lease monthly base rent per annum																	250
From July One Two Thousand Twenty to June Thirty Two Thousand Twenty One [Member]
Disclosure of performance obligations [line items]
Finance lease monthly base rent per annum																	300
From July One Two Thousand Twenty One To June Thirty Two Thousand Twenty Three [Member]
Disclosure of performance obligations [line items]
Finance lease monthly base rent per annum																	$ 4,800
Lease Agreement Dated January Twenty Two Two Thousand and Twenty [Member]
Disclosure of performance obligations [line items]
Finance lease commencement date														Sep. 01, 2020
Payment for finance lease deposit														$ 246,237
Finance lease security deposit							232,242												188,323	232,242
Finance lease security deposit current							43,502												44,418	$ 43,502
Finance lease option to extend														The lease agreement includes an option to renew for two consecutive five-year periods.
Lease Agreement Dated January Twenty Two Two Thousand and Twenty [Member] | Vancouver BC [Member]
Disclosure of performance obligations [line items]
Finance lease term														10 years
Lease Agreement Dated January Twenty Two Two Thousand and Twenty [Member] | Later than one year and not later than three years [member] | Vancouver BC [Member]
Disclosure of performance obligations [line items]
Gross lease liabilities payable														$ 332,832
Lease Agreement Dated January Twenty Two Two Thousand and Twenty [Member] | Later Than Four Years and Not Later Then Six Years [Member] | Vancouver BC [Member]
Disclosure of performance obligations [line items]
Gross lease liabilities payable														348,434
Lease Agreement Dated January Twenty Two Two Thousand and Twenty [Member] | Later than seven years and not later than ten years [member] | Vancouver BC [Member]
Disclosure of performance obligations [line items]
Gross lease liabilities payable														$ 369,236
Lease Agreement Dated April Eight Twenty Two Two Thousand and Twenty [Member] | Production Equipment [Member]
Disclosure of performance obligations [line items]
Finance lease monthly base rent per annum												19,305
Payment for finance lease deposit												$ 519,344
Finance Lease Interest Rate												5.00%
Lease Agreement Dated August Thirty One Twenty Two Two Thousand and Twenty [Member]
Disclosure of performance obligations [line items]
Finance lease option to extend																				2 options to extend the term of the lease, each for an additional term of 5 years
Lease Agreement Dated August Thirty One Twenty Two Two Thousand and Twenty [Member] | Patterson California [Member]
Disclosure of performance obligations [line items]
Finance lease security deposit current							$ 410,189												375,774	$ 410,189	$ 296,916			$ 321,659
Finance lease option to extend							2 options to extend the term of the lease, each for an additional term of 5 years
Lease Agreement Dated December Twenty Two Two Thousand and Seventeen [Member] | Vancouver BC [Member] | Retail and Storage Space [Member]
Disclosure of performance obligations [line items]
Finance lease expiration date																		Jul. 31, 2022
Finance lease commencement date																		Aug. 01, 2017
Amount above excess gross retail sales considered for additional lease payments																		$ 2,000,000	2,000,000	2,000,000
Additional Rent Paid As The Gross Retail Sales																			0	$ 0
Lease Agreement Dated December Twenty Two Two Thousand and Seventeen [Member] | Victoria BC [Member] | Retail and Storage Space [Member]
Disclosure of performance obligations [line items]
Finance lease term																		5 years
Finance lease monthly base rent per annum																		$ 1,252
Amount above excess gross retail sales considered for additional lease payments																		$ 2,000,000
Lease Agreement One Dated January Nine Two Two Thousand and Nineteen [Member] | Restaurant Production Equipment [Member]
Disclosure of performance obligations [line items]
Finance lease term																3 years
Finance lease monthly base rent per annum																$ 1,858
Finance lease expiration date																Jan. 09, 2022
Finance lease option to repurchase equipment on expiration																$ 10
Lease Agreement Two Dated January Nine Two TwoThousand and Nineteen [Member] | Restaurant Production Equipment [Member]
Disclosure of performance obligations [line items]
Finance lease term																3 years
Finance lease monthly base rent per annum																												$ 2,232
Finance lease number of equal payments																36 months
Lease Agreement Dated SeptemberTwenty Two Twenty Two Two Thousand and Twenty [Member]
Disclosure of performance obligations [line items]
Finance lease term									10 years
Lease Agreement Dated SeptemberTwenty Two Twenty Two Two Thousand and Twenty [Member] | Victoria BC [Member]
Disclosure of performance obligations [line items]
Finance lease term									10 days
Lease Agreement Dated June Twenty One Two Thousand and Twenty One [Member] | Leasehold improvements [member]
Disclosure of performance obligations [line items]
Finance lease security deposit																						$ 500,000
Finance Lease Percentage of Security Deposit on Total Price																						20.00%
Lease Agreement Dated June Fifteen Two Thousand and Twenty One [Member]
Disclosure of performance obligations [line items]
Payment for finance lease deposit				$ 190,119
Finance lease security deposit				$ 190,119
Finance Lease Percentage of Security Deposit on Total Price				30.00%
Finance lease remaining amount due				$ 443,610
Lease Agreement Dated March Twelve Two Thousand and Twenty One [Member]
Disclosure of performance obligations [line items]
Finance lease security deposit																			164,930				$ 164,930
Finance Lease Percentage of Security Deposit on Total Price																							30.00%
Finance lease percentage of amount payable after order date																							20.00%
Finance lease percentage of amount payable prior to shipping date																							40.00%
Finance lease payment payable after order date																							$ 109,953
Finance lease payment payable prior to shipping date																							$ 219,907
Finance lease percentage of amount payable after shipment																							10.00%
Finance lease payment payable after shipment																							$ 54,977
Lease Agreement Dated February First Two Thousand and Twenty One [Member]
Disclosure of performance obligations [line items]
Finance lease expiration date					Jan. 31, 2026
Finance lease commencement date					Feb. 01, 2021
Payment for finance lease deposit					$ 63,823
Area of property | ft²					6,288
Lease Agreement Dated February First Two Thousand and Twenty One [Member] | Victoria BC [Member] | Warehouse Facility [Member]
Disclosure of performance obligations [line items]
Finance lease term					5 years
Lease Agreement Dated January Twenty Two Thousand and Twenty One [Member] | Production Equipment [Member]
Disclosure of performance obligations [line items]
Finance lease monthly base rent per annum						22,845
Payment for finance lease deposit						$ 196,514
Finance lease security deposit																			196,514
Finance Lease Percentage of Security Deposit on Total Price						20.00%
Finance lease number of equal payments						36 months
Finance Lease Interest Rate						3.00%
Lease Agreement Dated November Eleven Twenty Two Two Thousand and Twenty [Member]
Disclosure of performance obligations [line items]
Finance lease term								10 years
Lease Agreement Dated November Eleven Twenty Two Two Thousand and Twenty [Member] | Vancouver BC [Member] | Warehouse Facility [Member]
Disclosure of performance obligations [line items]
Finance lease term								10 years
Lease Agreement Dated on December 9, 2021 [Member] | Production Equipment [Member]
Disclosure of performance obligations [line items]
Payment for finance lease deposit	$ 197,019
Finance lease security deposit																			197,019
Finance Lease Percentage of Security Deposit on Total Price	30.00%
Finance lease percentage of amount payable after order date	30.00%
Finance lease payment payable after order date	$ 197,019
Finance lease percentage of amount payable after shipment	10.00%
Finance lease payment payable after shipment	$ 65,673
Finance lease percentage of amount payable upon factory acceptance testing	30.00%
Finance lease payment payable upon factory acceptance testing	$ 197,019
Lease Agreement Dated On December 7, 2021 [Member] | Production Equipment [Member]
Disclosure of performance obligations [line items]
Payment for finance lease deposit		$ 169,799
Finance lease security deposit																			$ 169,799
Finance Lease Percentage of Security Deposit on Total Price		30.00%
Finance lease percentage of amount payable after order date		30.00%
Finance lease payment payable after order date		$ 169,799
Finance lease percentage of amount payable after shipment		10.00%
Finance lease payment payable after shipment		$ 56,600
Finance lease percentage of amount payable upon factory acceptance testing		30.00%
Finance lease payment payable upon factory acceptance testing		$ 169,799
Lease Agreement Dated On June 29, 2021 [Member] | Production Equipment [Member]
Disclosure of performance obligations [line items]
Finance lease monthly base rent per annum			$ 25,358
Finance lease security deposit			$ 217,997
Finance Lease Percentage of Security Deposit on Total Price			20.00%
Finance lease number of equal payments			36 days
Finance Lease Interest Rate			3.00%